OTHER NON-CURRENT ASSETS, NET (Schedule of Other Non-current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayment for purchase of minority interest	[1]	¥ 0		¥ 4,504
Equity method investments		2,446		1,764
Prepayment for development of internal use software		1,211		1,211
Long-term prepaid rental fees		4,312		2,161
Others		3,295		3,952
Total		¥ 11,264	$ 1,638	¥ 13,592

[1]	In 2017, the Group prepaid RMB 4,504 to purchase 10% economic interest of Shenyang K-12. The transfer of ownership of such economic interest has been completed in June 2018.